Basic and Diluted Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share
	2017	2016	2015
	(in thousands, except per share data)
	£	£	£
Loss for the year	(23,085)	(6,049)	(5,332)
Basic and diluted weighted average number of shares	26,069	24,107	24,101

	£	£	£
Basic and diluted loss per share	(0.89)	(0.25)	(0.22)